Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total for PEO(1)(2)	Compensation Actually Paid to PEO(1)(3)	Average Summary Compensation Table Total for non-PEO NEOs(1)(2)	Average Compensation Actually Paid to non-PEO NEOs(1)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (in thousands)(5)	Product Revenue (in thousands)(6)
					Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$10,068,915	$6,293,718	$4,027,973	$2,799,090	$54.16	$115.42	$(323,986)	$212,658
2022	$6,606,916	$14,647,188	$2,600,645	$3,224,270	$113.74	$111.27	$(356,422)	$118,131
2021	$7,105,916	$(14,431,563)	$2,833,814	$(18,373)	$100.55	$124.89	$(281,310)	$70,820
2020	$8,780,936	$26,328,963	$2,878,149	$4,800,096	$174.61	$125.69	$(282,089)	$12,877

Company Selected Measure Name	Product Revenue
Named Executive Officers, Footnote	The following individuals are our PEO and other non-PEO NEOs for each fiscal year:

Year	PEO	Non-PEO NEOs
2023	Mark J. Foley	Tobin Schilke, Dustin Sjuts and Dwight Moxie
2022	Mark J. Foley	Tobin Schilke, Dustin Sjuts, Dwight Moxie and Abhay Joshi
2021	Mark J. Foley	Tobin Schilke, Dustin Sjuts, Abhay Joshi and Aubrey Rankin
2020	Mark J. Foley	Tobin Schilke, Dustin Sjuts, Dwight Moxie and Abhay Joshi
	Represents the amount of total compensation reported for Mr. Foley (our CEO) and the average total compensation for our non-PEO NEOs for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Executive Compensation Tables—Summary Compensation Table.”
PEO Total Compensation Amount	$ 10,068,915	$ 6,606,916	$ 7,105,916	$ 8,780,936
PEO Actually Paid Compensation Amount	$ 6,293,718	14,647,188	(14,431,563)	26,328,963
Adjustment To PEO Compensation, Footnote	Represents the amount of CAP to Mr. Foley and the average amount of CAP to our Non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the reported total compensation for 2023 to determine the CAP:

Year	NEOs	Summary Compensation Table (“SCT”) Total Compensation	Subtract: Grant Date Fair Value of New Awards*	Add: Fair Value at Applicable Fiscal Year End of Awards Granted during Applicable Year that Remain Unvested as of Applicable Fiscal Year End*
Add: Change in Fair Value from the end of the Prior Fiscal Year to the end of the Applicable Fiscal Year of Awards Granted during Prior Fiscal Years that were Outstanding and Unvested as of Applicable Fiscal Year End*
						Add: Vesting Date Fair Value of Awards Granted during the Applicable Fiscal Year that Vested during Applicable Fiscal Year*	Add: Change in Fair Value as of the Vesting Date of Awards Granted during Prior Fiscal Years that Vested during the Applicable Fiscal Year*	CAP
2023	PEO	$10,068,915	$8,810,731	$2,233,170	$(4,331,529)	—	$7,133,893	$6,293,718
2023	Average Non-PEO NEOs	$4,027,973	$3,242,610	$673,238	$(641,665)	$116,811	$1,865,343	$2,799,090

*The fair values of stock options vested during the fiscal year or outstanding as of fiscal year end were estimated using the Black-Scholes option pricing model with the following assumptions, which are materially different from the assumptions used for estimating the grant-date fair value as reported in the “Option Awards” columns in the Summary Compensation Table:

Expected term (in years)	3.6 – 6.1
Expected volatility	61.3 – 72.9%
Risk-free interest rate	3.4 – 4.9%
Expected dividend rate	—

Non-PEO NEO Average Total Compensation Amount	$ 4,027,973	2,600,645	2,833,814	2,878,149
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,799,090	3,224,270	(18,373)	4,800,096
Adjustment to Non-PEO NEO Compensation Footnote	Represents the amount of CAP to Mr. Foley and the average amount of CAP to our Non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the reported total compensation for 2023 to determine the CAP:

Year	NEOs	Summary Compensation Table (“SCT”) Total Compensation	Subtract: Grant Date Fair Value of New Awards*	Add: Fair Value at Applicable Fiscal Year End of Awards Granted during Applicable Year that Remain Unvested as of Applicable Fiscal Year End*
Add: Change in Fair Value from the end of the Prior Fiscal Year to the end of the Applicable Fiscal Year of Awards Granted during Prior Fiscal Years that were Outstanding and Unvested as of Applicable Fiscal Year End*
						Add: Vesting Date Fair Value of Awards Granted during the Applicable Fiscal Year that Vested during Applicable Fiscal Year*	Add: Change in Fair Value as of the Vesting Date of Awards Granted during Prior Fiscal Years that Vested during the Applicable Fiscal Year*	CAP
2023	PEO	$10,068,915	$8,810,731	$2,233,170	$(4,331,529)	—	$7,133,893	$6,293,718
2023	Average Non-PEO NEOs	$4,027,973	$3,242,610	$673,238	$(641,665)	$116,811	$1,865,343	$2,799,090

*The fair values of stock options vested during the fiscal year or outstanding as of fiscal year end were estimated using the Black-Scholes option pricing model with the following assumptions, which are materially different from the assumptions used for estimating the grant-date fair value as reported in the “Option Awards” columns in the Summary Compensation Table:

Expected term (in years)	3.6 – 6.1
Expected volatility	61.3 – 72.9%
Risk-free interest rate	3.4 – 4.9%
Expected dividend rate	—

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 54.16	113.74	100.55	174.61
Peer Group Total Shareholder Return Amount	115.42	111.27	124.89	125.69
Net Income (Loss)	$ (323,986,000)	$ (356,422,000)	$ (281,310,000)	$ (282,089,000)
Company Selected Measure Amount	212,658,000	118,131,000	70,820,000	12,877,000
PEO Name	Mark J. Foley	Mark J. Foley	Mark J. Foley	Mark J. Foley
Additional 402(v) Disclosure	For the relevant fiscal year, represents the cumulative TSR of our common stock and the Nasdaq Biotechnology Index at the end of each fiscal year. In each case, assume an initial investment of $100 on December 31, 2019. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year. Although we received DAXXIFY FDA approvals in 2022 and 2023, we expect to continue to incur GAAP losses for the foreseeable future. Consequently, the Company did not use net income (loss) as a performance measure in its executive compensation program.Product Revenue is selected as the measure we believe represents the most important financial performance measure not otherwise presented in the table above that we use to link compensation actually paid to our NEOs for 2023 to our Company’s performance. Product Revenue means revenue recognized from the sale of DAXXIFY and the RHA® Collection of dermal fillers, as disclosed in accordance with GAAP in our annual financial statements.
Equity Award Adjustment Assumptions, Expected Term, Minimum	3 years 7 months 6 days
Equity Award Adjustment Assumptions, Expected Term, Maximum	6 years 1 month 6 days
Equity Award Adjustment Assumptions, Expected Volatility, Minimum	61.30%
Equity Award Adjustment Assumptions, Expected Volatility, Maximum	72.90%
Equity Award Adjustment Assumptions, Risk-Free Interest Rate, Minimum	3.40%
Equity Award Adjustment Assumptions, Risk-Free Interest Rate, Maximum	4.90%
Equity Award Adjustment Assumptions, Expected Dividend Rate	0.00%
Measure:: 1
Pay vs Performance Disclosure
Name	Product Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Stock Price
Measure:: 3
Pay vs Performance Disclosure
Name	Total Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Cash Burn; and
Measure:: 5
Pay vs Performance Disclosure
Name	DAXXIFY CD Approval
Mr. Foley [Member]
Pay vs Performance Disclosure
PEO Name	Mr. Foley
PEO | Equity Awards, Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 8,810,731
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,233,170
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,331,529)
PEO | Equity Awards Granted during the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,133,893
Non-PEO NEO | Equity Awards, Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,242,610
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	673,238
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(641,665)
Non-PEO NEO | Equity Awards Granted during the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	116,811
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,865,343